Description of Organization and Business Operations - Additional Information (Detail) - USD ($)			6 Months Ended	12 Months Ended
	Jul. 02, 2020	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Organization And Business Operations [Line Items]
Deposit to trust account		$ 750,000,000
Percentage of public shares required to repurchase if business combination is not completed within specified period			100.00%	100.00%
Balance in trust account			$ 750,089,714	$ 750,067,041
Accrued dividends			$ 3,758	$ 3,883		$ 0
Percentage of fair market value to that of balance in the trust account			80.00%	80.00%
Interest to pay dissolution expenses			$ 100,000	$ 100,000
Period from closing of public offering to complete business combination			24 months	24 months
Cash			$ 799,624	$ 383,246		$ 5,000
Common Class A [Member]
Organization And Business Operations [Line Items]
Shares issued during the period,shares			75,000,000	75,000,000
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Class B [Member]
Organization And Business Operations [Line Items]
Common stock, par value			$ 0.0001	$ 0.0001		$ 0.0001
Mirion Technologies and the charter parties [Member]
Organization And Business Operations [Line Items]
Business combination consideration transferred			$ 1,700,000,000
Mirion Technologies and the charter parties [Member] | PIPE Investors [Member] | Common Class A [Member]
Organization And Business Operations [Line Items]
Business acquisition equity interest issued or issuable, number of shares			90,000,000
Business acquisition, equity interest issued or issuable value assigned			$ 900,000,000
Mirion Technologies and the charter parties [Member] | Minimum Cash Condition [Member]
Organization And Business Operations [Line Items]
Cash			50,000,000
Mirion Technologies and the charter parties [Member] | Minimum Cash Condition [Member] | Common Class A [Member]
Organization And Business Operations [Line Items]
Payments to acquire businesses gross			$ 1,310,000,000
Common stock, par value			$ 0.01
Mirion Technologies and the charter parties [Member] | Minimum Cash Condition [Member] | Common Class B [Member]
Organization And Business Operations [Line Items]
Common stock, par value			$ 0.01
Asset Held in Trust [Member]
Organization And Business Operations [Line Items]
Accrued dividends			$ 3,758	$ 3,883
IPO [Member]
Organization And Business Operations [Line Items]
Shares issued during the period,shares	75,000,000
IPO [Member] | Common Class A [Member]
Organization And Business Operations [Line Items]
Common stock, par value			$ 0.0001	$ 0.0001
Underwriter Option [Member] | IPO [Member]
Organization And Business Operations [Line Items]
Shares issued during the period,shares	5,000,000
Maximum [Member]
Organization And Business Operations [Line Items]
Payment of deferred underwriting commissions			$ 5,000,001	$ 5,000,001
Minimum [Member] | Mirion Technologies and the charter parties [Member] | Minimum Cash Condition [Member]
Organization And Business Operations [Line Items]
Payments to acquire businesses gross			$ 1,310,000,000